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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Jonathan S. Lavine        Boston, MA     2/17/09
--------------------------   -------------   -------
[Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
----------------------   ---------------------------------
28-
   -------------------
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            8
Form 13F Information Table Value Total:      $11,891
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------------------

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/08

                                                                                                    Column 8
                                                                    Column 5  Column 6  Column 7 Voting Authority
Column 1                            Column 2     Column 3  Column 4   Value  Investment   Other  ----------------
Name of Issuer                   Title of Class   Cusip     Shares  (x$1000) Discretion Managers Sole Shared None
-------------------------------- -------------- --------- --------- -------- ---------- -------- ---- ------ ----
Accuride Corporation             Common         004398103   481,400  $  111    (OTHER)                        X
Armstrong World Industries, Inc. Common         04247X102   144,234  $3,118    (OTHER)                        X
Atlas Air Worldwide Holdings     Common         049164205    11,889  $  225    (OTHER)                        X
DDi Corp                         Common         233162502 1,754,062  $5,403    (OTHER)                        X
Quality Distribution, LLC        Common Stock   74756m102    15,753  $   47    (OTHER)                        X
Rogers Communications, Inc.      Common B       775109200    31,876  $1,166    (OTHER)                        X
SMTC Corp                        Common         832682207    77,160  $   42    (OTHER)                        X
Vonage Holdings Corporation      Common         92886T201 2,695,824  $1,779    (OTHER)                        X